Fair Value of Assets and Liabilities (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	$ 8	$ 90
Foreign Currency Contract, Asset, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	8	90
Foreign Currency Contracts, Liability, Fair Value Disclosure	0	0
Financial and Nonfinancial Liabilities, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Foreign Currency Contract, Asset, Fair Value Disclosure	5	1
Assets, Fair Value Disclosure	5	1
Foreign Currency Contracts, Liability, Fair Value Disclosure	1	2
Financial and Nonfinancial Liabilities, Fair Value Disclosure	1	2
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Foreign Currency Contract, Asset, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	0	0
Foreign Currency Contracts, Liability, Fair Value Disclosure	0	0
Financial and Nonfinancial Liabilities, Fair Value Disclosure	0	0
Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value Disclosure	8	90
Foreign Currency Contract, Asset, Fair Value Disclosure	5	1
Assets, Fair Value Disclosure	13	91
Foreign Currency Contracts, Liability, Fair Value Disclosure	1	2
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 1	$ 2